Financial result	3 Months Ended
Mar. 31, 2018
Financial result
Financial result

7. Financial result

	Quarter Ended March 31,
	2018	2017
	(€ in thousands)
Interest expense	(268)	(47)
Finance lease obligations	(36)	(10)
Long-term debt	(232)	(37)
Interest income	946	4
Payout of bond funds	5	1
Income from revaluation of derivative financial instruments	941	--
Other	--	3
Financial result	678	(43)